UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 305 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Bernard Brick

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

CM Advisors Fixed Income Fund

(CMFIX)

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$45	0.87%

How did the Fund perform during the reporting period?

For the six months ending August 31, 2024, the CM Advisors Fixed Income Fund (CMFIX) returned 4.24%, slightly below the Bloomberg U.S. Aggregate Bond Index’s return of 4.83%.

The first half of the Fund's fiscal year ending February 28, 2025, from March 1, 2024, to August 31, 2024, was marked by volatility in interest rates as investors responded to mixed economic signals. Initially, yields rose, reflecting an economy more resilient than expected, but by summer, signs of slowing growth led to a reversal, resulting in lower yields. Longer-duration bonds outperformed shorter ones during this period, benefiting the longer-duration index relative to the Fund's shorter-duration holdings, hence our slight underperformance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$14,000
$12,000
$10,000
$8,000
$12,720
$11,765
Aug-2014
Aug-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
CM Advisors Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index

	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2014	$10,000	$10,000
Aug-2015	$9,991	$10,155
Aug-2016	$10,426	$10,761
Aug-2017	$10,760	$10,814
Aug-2018	$10,797	$10,701
Aug-2019	$10,827	$11,789
Aug-2020	$11,030	$12,553
Aug-2021	$11,282	$12,542
Aug-2022	$11,078	$11,098
Aug-2023	$11,414	$10,965
Aug-2024	$12,720	$11,765

Average Annual Total Returns

	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	11.45%	3.28%	2.44%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$27,450,585
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$0
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.4%
Corporate Bonds	69.7%
Money Market Funds	2.9%
U.S. Treasury Obligations	17.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 16.7%
Energy 13.6%
Industrials 11.6%
Technology 11.5%
Materials 10.6%
Financials 10.0%
Consumer Discretionary 9.2%
Utilities 8.1%
Money Market 2.9%
Health Care 2.2%
Communications 1.4%
Consumer Staples 0.3%
Other Assets in Excess of Liabilities 1.9%

Value	Value
Other Assets in Excess of Liabilities	1.9%
Consumer Staples	0.3%
Communications	1.4%
Health Care	2.2%
Money Market	2.9%
Utilities	8.1%
Consumer Discretionary	9.2%
Financials	10.0%
Materials	10.6%
Technology	11.5%
Industrials	11.6%
Energy	13.6%
U.S. Treasury Obligations	16.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PHI Group, Inc.	10.2%
U.S. Treasury Notes, 4.250%, due 12/31/24	3.6%
United Rentals North America, Inc., 5.500%, due 05/15/27	2.3%
JPMorgan Chase & Company, 1.100%, due 06/22/26	2.2%
Georgia Power Company, 2.200%, due 09/15/24 - Series 2019-A	2.2%
Intel Corporation, 4.875%, due 02/10/26	2.2%
Exelon Corporation, 7.600%, due 04/1/32	2.1%
U.S. Treasury Inflation-Protected Notes, 2.375%, due 01/15/25	2.1%
ONEOK, Inc., 2.750%, due 09/1/24	2.1%
Masco Corporation, 7.750%, due 08/1/29	2.1%

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.

CM Advisors Fixed Income Fund (CMFIX)

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-CMFIX

(b)       Included with (a)

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

CM Advisors Family of Funds
Financial Statements 2024

CM Advisors Fixed Income Fund
August 31, 2024
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Trust”). This report is not authorized for distribution to prospective investors of the Trust unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fixed Income Fund
Schedule of Investments
August 31, 2024 (Unaudited)
COMMON STOCKS — 10.2%	Shares	Value
Energy — 10.2%
Oil & Gas Equipment & Services — 10.2%
PHI Group, Inc. (Cost $1,222,685)	113,912	$2,796,540

CORPORATE BONDS — 68.3%	Par Value	Value
Communications — 1.4%
Alternative Carriers — 1.4%
Qwest Corporation, 7.250%, due 09/15/25	$400,000	$397,500

Consumer Discretionary — 9.2%
Apparel, Accessories & Luxury Goods — 1.9%
Tapestry, Inc., 7.350%, due 11/27/28	500,000	524,441

Automobile Manufacturing — 1.1%
General Motors Company, 5.600%, due 10/15/32	303,000	313,540

Automotive Parts & Equipment — 1.0%
LKQ Corporation, 6.250%, due 06/15/33	250,000	262,729

Automotive Retail — 1.5%
Advance Auto Parts, Inc.,
5.900%, due 03/09/26	146,000	147,225
5.950%, due 03/09/28	250,000	253,093
		400,318
Leisure Products — 2.0%
Polaris, Inc., 6.950%, due 03/15/29	500,000	536,219

Retail - Discretionary — 1.7%
Genuine Parts Company, 4.950%, due 08/15/49	475,000	477,942

Consumer Staples — 0.3%
Packaged Foods & Meats — 0.3%
Conagra Brands, Inc., 7.000%, due 10/01/28	65,000	70,596

Energy — 3.4%
Oil & Gas Exploration & Production — 1.3%
Southwestern Energy Company, 8.375%, due 09/15/28	100,000	102,764
Valero Energy Corporation, 3.650%, due 03/15/25	250,000	247,910
		350,674
Oil & Gas Storage & Transportation — 2.1%
ONEOK, Inc., 2.750%, due 09/01/24	575,000	575,000

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 68.3% (Continued)	Par Value	Value
Financials — 10.0%
Banking — 0.9%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	$250,000	$240,447

Diversified Banks — 5.5%
Bank of America Corporation, 4.000%, due 01/22/25	450,000	447,517
JPMorgan Chase & Company,
1.100%, due 06/22/26	650,000	605,263
5.040%, due 01/23/28	450,000	455,375
		1,508,155
Life & Health Insurance — 0.9%
MetLife, Inc., 3.000%, due 03/01/25	250,000	247,637

Property & Casualty Insurance — 2.7%
Fairfax Financial Holdings Ltd., 8.300%, due 04/15/26	382,000	400,834
Old Republic International Corporation, 4.875%, due 10/01/24	350,000	349,606
		750,440
Health Care — 2.2%
Health Care Services — 0.9%
Cigna Group (The), 5.125%, due 05/15/31	250,000	256,343

Life Sciences Tools & Services — 1.3%
Illumina, Inc.,
5.800%, due 12/12/25	200,000	201,963
5.750%, due 12/13/27	150,000	154,612
		356,575
Industrials — 11.6%
Building Products — 2.1%
Masco Corporation, 7.750%, due 08/01/29	500,000	564,335

Construction & Engineering — 1.9%
Fluor Corporation, 3.500%, due 12/15/24	537,000	532,586

Data Processing & Outsourced Services — 0.8%
Concentrix Corporation, 6.600%, due 08/02/28	210,000	220,183

Industrial Machinery, Supplies & Components — 2.3%
Stanley Black & Decker, Inc.,
2.300%, due 02/24/25	200,000	197,089
6.272%, due 03/06/26	450,000	449,533
		646,622
Research & Consulting Services — 1.5%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	400,000	412,716

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 68.3% (Continued)	Par Value	Value
Industrials — 11.6% (Continued)
Trading Companies & Distributors — 3.0%
United Rentals North America, Inc.,
5.500%, due 05/15/27	$620,000	$620,208
5.250%, due 01/15/30	200,000	198,493
		818,701
Materials — 10.6%
Commodity Chemicals — 1.2%
3M Company, 2.000%, due 02/14/25	100,000	98,621
DOW Chemical Company, 7.375%, due 11/01/29	140,000	158,221
Union Carbide Corporation, 7.500%, due 06/01/25	60,000	60,991
		317,833
Diversified Chemicals — 1.8%
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	486,814

Diversified Metals & Mining — 1.7%
Freeport-McMoRan, Inc., 4.550%, due 11/14/24	157,000	156,422
Southern Copper Corporation, 3.875%, due 04/23/25	300,000	297,026
		453,448
Fertilizers & Agricultural Chemicals — 2.7%
FMC Corporation,
5.150%, due 05/18/26	200,000	201,209
3.450%, due 10/01/29	300,000	280,828
5.650%, due 05/18/33	250,000	255,862
		737,899
Metal, Glass & Plastic Containers — 0.7%
Ball Corporation, 6.000%, due 06/15/29	200,000	205,792

Specialty Chemicals — 2.1%
Olin Corporation,
5.125%, due 09/15/27	250,000	246,984
5.000%, due 02/01/30	350,000	338,471
		585,455
Steel — 0.4%
Arcelormittal, 6.125%, due 06/01/25	120,000	120,501

Technology — 11.5%
Application Software — 0.4%
Roper Technologies, Inc., 2.350%, due 09/15/24	100,000	99,863

Electronic Components — 1.9%
Corning, Inc., 7.250%, due 08/15/36	500,000	523,476

Electronic Equipment & Instruments — 3.3%
Keysight Technologies, Inc., 4.550%, due 10/30/24	500,000	498,991

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
CORPORATE BONDS — 68.3% (Continued)	Par Value	Value
Technology — 11.5% (Continued)
Electronic Equipment & Instruments — 3.3% (Continued)
Vontier Corporation,
1.800%, due 04/01/26	$250,000	$237,751
2.400%, due 04/01/28	200,000	182,930
		919,672
Semiconductors — 1.7%
Intel Corporation, 3.700%, due 07/29/25	475,000	468,559

Software — 1.1%
Oracle Corporation, 2.500%, due 04/01/25	300,000	295,378

Technology Hardware — 2.2%
Intel Corporation, 4.875%, due 02/10/26	600,000	599,044

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Company, 5.900%, due 10/01/24	250,000	250,053

Utilities — 8.1%
Electric Utilities — 8.1%
Constellation Energy Generation, LLC, 3.250%, due 06/01/25	500,000	492,991
Exelon Corporation, 7.600%, due 04/01/32	500,000	581,006
Georgia Power Company, 2.200%, due 09/15/24	600,000	599,141
NextEra Energy Capital Holdings, Inc., 6.051%, due 03/01/25	150,000	150,649
NextEra Energy Capital Holdings, Inc., 4.450%, due 06/20/25	300,000	298,875
Wisconsin Energy Corporation, 3.550%, due 06/15/25	100,000	98,751
		2,221,413

Total Corporate Bonds (Cost $18,498,151)		$18,748,899

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)
U.S. TREASURY OBLIGATIONS — 16.7%	Par Value	Value
U.S. Treasury Inflation-Protected Notes — 2.1%
2.375%, due 01/15/25	$583,352	$577,748

U.S. Treasury Notes — 14.6%
4.375%, due 10/31/24	500,000	499,287
4.250%, due 12/31/24	1,000,000	997,396
4.625%, due 02/28/25	500,000	499,621
4.250%, due 05/31/25	500,000	498,838
4.625%, due 06/30/25	500,000	500,461
5.000%, due 10/31/25	500,000	503,867
4.250%, due 01/31/26	250,000	250,313
4.500%, due 03/31/26	250,000	251,553
		4,001,336

Total U.S. Treasury Obligations (Cost $4,582,090)		$4,579,084

MONEY MARKET FUNDS — 2.9%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 5.14% (a) (Cost $792,526)	792,526	$792,526

Total Investments at Value — 98.1% (Cost $25,095,452)		$26,917,049

Other Assets in Excess of Liabilities — 1.9%		533,536

Net Assets — 100.0%		$27,450,585

(a)	The rate shown is the 7-day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statement of Assets and Liabilities
August 31, 2024 (Unaudited)
ASSETS
Investments in securities:
At cost	$25,095,452
At value (Note 2)	$26,917,049
Receivable for investment securities sold	519,688
Receivable from Advisor (Note 5)	3,947
Dividends and interest receivable	300,596
Other assets	15,736
TOTAL ASSETS	27,757,016

LIABILITIES
Payable for investment securities purchased	274,944
Payable to administrator (Note 5)	6,030
Accrued trustee fees (Note 5)	4,000
Other accrued expenses	21,457
TOTAL LIABILITIES	306,431

NET ASSETS	$27,450,585

Net assets consist of:
Paid-in capital	$27,891,189
Accumulated deficit	(440,604)
Net Assets	$27,450,585

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,445,577

Net asset value, redemption price and offering price per share	$11.22

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statement of Operations
Six Months Ended August 31, 2024 (Unaudited)
INVESTMENT INCOME
Dividends	$34,708
Interest	618,778
TOTAL INVESTMENT INCOME	653,486

EXPENSES
Management fees (Note 5)	68,239
Legal fees	24,759
Registration and filing fees	21,667
Fund accounting fees (Note 5)	13,965
Administration fees (Note 5)	13,258
Trustees’ fees (Note 5)	12,000
Audit and tax services fees	9,760
Transfer agent fees (Note 5)	9,600
Pricing fees	5,736
Postage and supplies	5,473
Compliance support services fees	5,272
Distributor service fees (Note 5)	4,000
Custody and bank service fees	3,436
Shareholder reporting expenses	3,078
Insurance expense	1,520
Other expenses	1,141
TOTAL EXPENSES	202,904
Advisory fees waived and reimbursed by Advisor (Note 5)	(84,128)
NET EXPENSES	118,776

NET INVESTMENT INCOME	534,710

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(10,246)
Net change in unrealized appreciation (depreciation) on investments	606,605
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	596,359

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,131,069

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	August 31, 2024	February 29,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$534,710	$1,202,170
Net realized gains (losses) from investment transactions	(10,246)	25,629
Net change in unrealized appreciation (depreciation) on investments	606,605	1,382,587
Net increase in net assets resulting from operations	1,131,069	2,610,386

DISTRIBUTIONS TO SHAREHOLDERS	(535,946)	(1,135,367)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	424,309	2,350,538
Net asset value of shares issued in reinvestment of distributions to shareholders	507,687	1,070,628
Payments for shares redeemed	(981,139)	(3,258,602)
Net increase (decrease) in net assets from share transactions	(49,143)	162,564

TOTAL INCREASE IN NET ASSETS	545,980	1,637,583

NET ASSETS
Beginning of period	26,904,605	25,267,022
End of period	$27,450,585	$26,904,605

CAPITAL SHARE ACTIVITY
Shares sold	38,352	214,788
Shares reinvested	46,172	100,584
Shares redeemed	(88,728)	(300,699)
Net increase (decrease) in shares outstanding	(4,204)	14,673
Shares outstanding, beginning of period	2,449,781	2,435,108
Shares outstanding, end of period	2,445,577	2,449,781

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended
	August 31,		Years Ended
	2024		February 29,		February 28,		February 28,		February 28,		February 29,
	(Unaudited)		2024		2023		2022		2021		2020
Net asset value at beginning of period	$10.98		$10.38		$10.78		$10.92		$10.89		$10.90

Income (loss) from investment operations:
Net investment income	0.22		0.49		0.17		0.26		0.16		0.22
Net realized and unrealized gains (losses) on investments	0.24		0.58		(0.43)		(0.13)		0.05	(a)	0.01
Total from investment operations	0.46		1.07		(0.26)		0.13		0.21		0.23

Less distributions from:
Net investment income	(0.22)		(0.47)		(0.14)		(0.27)		(0.18)		(0.24)
Total distributions	(0.22)		(0.47)		(0.14)		(0.27)		(0.18)		(0.24)

Net asset value at end of period	$11.22		$10.98		$10.38		$10.78		$10.92		$10.89

Total return (b)	4.24	% (c)	10.47%		(2.45%)		1.17%		1.92%		2.15%

Ratios and supplemental data:
Net assets at end of period (000’s)	$27,451		$26,905		$25,267		$29,098		$32,434		$52,628

Ratio of total expenses to average net assets	1.49	% (d)	1.50%		1.43%		1.35%		1.18%		0.96%

Ratio of net expenses to average net assets	0.87	% (d)(e)	0.87	% (e)	0.87	% (e)	0.87	% (e)	0.96	% (e)	0.96%

Ratio of net investment income to average net assets	3.92	% (d)(e)	4.57	% (e)	1.57	% (e)	2.33	% (e)	1.44	% (e)	2.00%

Portfolio turnover rate	14	% (c)	41%		40%		37%		4%		20%

(a)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period, primarily due to the timing of sales and redemptions of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Advisor not waived its fees and reimbursed expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Notes to Financial Statements
August 31, 2024 (Unaudited)

1. Organization

CM Advisors Fixed Income Fund (the “Fund”) is a diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The investment objective of the Fund is to seek to preserve capital and maximize total return.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Investment Valuation – The Fund’s portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks, listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and not traded on an exchange, the Fund’s net asset values (“NAVs”) are calculated based upon the NAVs reported by such registered open-end investment companies; the prospectuses for these registered open-end investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) (the

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

“Advisor”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of August 31, 2024 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$2,796,540	$—	$2,796,540
Corporate Bonds	—	18,748,899	—	18,748,899
U.S. Treasury Obligations	—	4,579,084	—	4,579,084
Money Market Funds	792,526	—	—	792,526
Total	$792,526	$26,124,523	$—	$26,917,049

Refer to the Fund’s Schedule of Investments for a listing of the securities by asset type and sector and industry type. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2024.

Share Valuation – The NAV per share of the Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on investments sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2024 and February 29, 2024 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases (decreases) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of August 31, 2024:

Tax cost of investments	$25,095,485
Gross unrealized appreciation	$1,884,401
Gross unrealized depreciation	(62,837)
Net unrealized appreciation	1,821,564
Accumulated ordinary income	176,607
Capital loss carryforwards	(2,428,529)
Other losses	(10,246)
Accumulated deficit	$(440,604)

The difference between the federal income tax cost of investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of February 29, 2024, the Fund had short-term capital loss carryforwards of $209,880 and long-term capital loss carryforwards of $2,218,649 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statement of Operations. For the six months ended August 31, 2024, the Fund did not incur any interest or penalties.

4. Investment Transactions

During the six months ended August 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government obligations, were as follows:

Cost of purchases of investment securities	$3,060,956
Proceeds from sales and maturities of investment securities	$2,011,508

Cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations during the six months ended August 31, 2024 were:

Cost of purchases of investment securities	$1,006,254
Proceeds from sales and maturities of investment securities	$997,298

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund pays a monthly management fee to the Advisor calculated at the annual rate of 0.50% of its average daily net assets. The Advisor has entered into an Expense Limitation Agreement (the “ELA”) with the Fund under which it has agreed until July 1, 2025 to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, Acquired Fund Fees and Expenses, and amounts, if any, under a Rule 12b-1 Plan) to not more than 0.87% of its average daily net assets. The ELA cannot be terminated prior to July 1, 2025 without the approval of the Board. Accordingly, during the six months ended August 31, 2024, the Advisor did not collect any of its management fees and reimbursed other operating expenses in the amount of $15,889. These fees are not available for recoupment by the Advisor.

Certain Trustees and officers of the Trust are also officers of the Advisor.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of its portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. For the six months ended August 31, 2024, the Distributor received $4,000 in fees from the Fund for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Fund for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 for attendance at each telephonic meeting of the Board of Trustees. The Fund reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2024, the following shareholder of record owned 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company (for the benefit of its customers)	88%

CM Advisors Fixed Income Fund
Notes to Financial Statements (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholders’ meeting.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On September 30, 2024, the Fund paid an ordinary income dividend of $0.1072 per share to shareholders of record on September 27, 2024.

CM Advisors Fixed Income Fund
Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-888 -859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at www.sec.gov and on the Fund’s website www.cmadvisorsfunds.com.

This page intentionally left blank.

CM Advisors Fixed Income Fund

a series of

CM Advisors Family of Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 305 Austin, Texas 78746

Toll-Free Telephone: 1-888-859-5856	Toll-Free Telephone: 1-888-859-5856

World Wide Web @: www.cmadvisorsfunds.com

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*	/s/ James D. Brilliant

James D. Brilliant, Chairman and President

Date	November 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Brilliant

James D. Brilliant, Chairman and President

Date	November 6, 2024

By (Signature and Title)*	/s/ Scott Van Den Berg

Scott Van Den Berg, Treasurer and Principal Accounting Officer

Date	November 6, 2024

*	Print the name and title of each signing officer under his or her signature.